United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6269

(Investment Company Act File Number)

Cash Trust Series II
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  05/31/2011

Date of Reporting Period:  Quarter ended 02/28/11

Item 1.                      Schedule of Investments

Federated Treasury Cash Series II

Portfolio of Investments

February 28, 2011 (unaudited)

Principal Amount			Value
		U.S. Treasury – 12.2%
$1,000,000	[1]	United States Treasury Bills, 0.170%, 8/25/2011	999,140
1,100,000		United States Treasury Notes, 0.750% - 4.500%, 11/30/2011	1,120,563
3,250,000		United States Treasury Notes, 0.875% - 4.875%, 4/30/2011	3,255,046
500,000		United States Treasury Notes, 0.875%, 1/31/2012	502,414
2,000,000		United States Treasury Notes, 0.875%, 3/31/2011	2,001,030
1,000,000		United States Treasury Notes, 1.000%, 9/30/2011	1,004,205
700,000		United States Treasury Notes, 1.375%, 2/15/2012	706,836
1,200,000		United States Treasury Notes, 1.750%, 11/15/2011	1,212,638
3,750,000		United States Treasury Notes, 4.625%, 8/31/2011	3,831,971
500,000		United States Treasury Notes, 4.875%, 7/31/2011	509,674
1,000,000		United States Treasury Notes, 5.125%, 6/30/2011	1,015,516
		TOTAL U.S. TREASURY	16,159,033
		Repurchase Agreements – 88.5%
20,000,000		Interest in $650,000,000 joint repurchase agreement 0.18%, dated 2/28/2011 under which Bank of Montreal will repurchase securities provided as collateral for $650,003,250 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $663,003,367.	20,000,000
5,000,000	[2]	Interest in $1,825,000,000 joint repurchase agreement 0.18%, dated 1/19/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,825,547,500 on 3/21/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,861,872,403.	5,000,000
2,363,000		Interest in $8,785,000,000 joint repurchase agreement 0.18%, dated 2/28/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $8,785,043,925 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $8,960,744,832.	2,363,000
10,000,000		Interest in $3,287,000,000 joint repurchase agreement 0.18%, dated 2/28/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,287,016,435 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2020 and the market value of those underlying securities was $3,352,756,803.	10,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.18%, dated 2/28/2011 under which Citibank, N.A. will repurchase a security provided as collateral for $500,002,500 on 3/1/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 7/31/2012 and the market value of that underlying security was $510,002,558.	10,000,000
20,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.18%, dated 2/28/2011 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $3,000,015,000 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $3,060,015,376.	20,000,000
20,000,000		Interest in $300,000,000 joint repurchase agreement 0.17%, dated 2/28/2011 under which J.P. Morgan Securities, Inc. will repurchase a security provided as collateral for $300,001,417 on 3/1/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 2/28/2013 and the market value of that underlying security was $306,002,122.	20,000,000
10,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.17%, dated 2/28/2011 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,004,722 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $1,020,004,855.	10,000,000
10,000,000		Interest in $2,695,000,000 joint repurchase agreement 0.18%, dated 2/28/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $2,695,013,475 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2020 and the market value of those underlying securities was $2,748,901,420.	10,000,000

Principal Amount		Value
$10,000,000	Interest in $1,150,000,000 joint repurchase agreement 0.18%, dated 2/28/2011 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,150,005,750 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,173,005,922.	10,000,000
	TOTAL REPURCHASE AGREEMENTS	117,363,000
	TOTAL INVESTMENTS — 100.7% (AT AMORTIZED COST)[3]	133,522,033
	OTHER ASSETS AND LIABILITIES - NET — (0.7)%[4]	(944,853)
	TOTAL NET ASSETS — 100%	$132,577,180
1	Discount rate at time of purchase.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Cash Trust Series II

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011